Provisions (Details) - Schedule of Changes in Provisions	12 Months Ended
Sep. 30, 2023 CAD ($)
Schedule of Changes in Provisions [Abstract]
Balance, as at September 30, 2022
New provisions	1,652,216
Revision of estimations	(287,021)
Provisions utilized	(487,051)
Balance, as at September 30, 2023	$ 878,144